SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7755	0.8022	0.7610
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1456	0.1503	0.1499
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1278	0.1280	0.1290
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7795	0.7610	0.7545
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1530	0.1468	0.1531
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1277	0.1285	0.1289